Share Based Compensation - Restricted Stock Unites (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average vesting period	3 years 4 months 24 days
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	4 years
Award vesting percentage	25.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	3 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares) | shares	500,000
Vesting period (years)	3 years
Unrecognized stock based compensation | $	$ 5.9
Weighted average vesting period	3 years
Restricted stock units | Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage	50.00%
Restricted stock units | Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage	50.00%